Other financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Financial Liabilities
Credit cards	R$ 54,169,518	R$ 38,941,974	R$ 45,976,315
Transactions pending settlement (1)	7,685,564	20,743,759	10,861,143
Dividends and Interest on Equity Payable	137,284	191,720	1,029,952
Tax collection accounts - Tax payables	1,208,245	1,108,778	969,939
Liabilities associated with the transfer of assets (Note 9.g)	25,497	32,138	40,511
Other financial liabilities	1,567,476	1,574,735	2,570,656
Total	R$ 64,793,584	R$ 62,593,104	R$ 61,448,516